Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Contingencies [Abstract]
CONTINGENCIES	NOTE 6 – CONTINGENCIES Litigation The company is not involved in any legal proceedings.

NOTE 15 – COMMITMENTS AND CONTINGENT LIABILITIES

Legal

The Company is not involved in any legal proceedings.

Revenue-share contracts

The Company has contacts with various Electronic Health Records systems and ePrescribe platforms, whereby we agree to share a portion of the revenue we generate for eCoupons distributed through their networks. These contracts grant audit rights related to the payments to our partners, and in some cases would require us to pay for the audit if the audit determined there was an underpayment and the underpayment meets certain thresholds, such as 10%.

Operating Leases

The Company initially signed the lease for its current office space located in Rochester Michigan on December 1, 2011. That lease expired November 30, 2016 and the Company signed a new lease for the same space. The current lease is a three-year lease beginning December 1, 2016, with options for up to an additional 6 years. The rent is payable monthly at rates of $6,232, $6,308, and $6,384 per month for years 1, 2, and 3 of the lease, respectively. The monthly rates for the option years range from $6,384 per month to $6,688 per month for the option years 4 through 9 of the lease. If the Company fails to exercise its option for option years 4 and 5, a least termination payment of $7,300 will be due at the end of the initial 3-year term.

The Company also has month to month leases on shared office spaces in Cambridge Massachusetts and Nashville, Tennessee, payable at rates of $2,700 per month and $1,370 per month, respectively.

Minimum annual rent payments are as follows for the remaining term of the leases:

Year ended December 31:
2018	75,772
2019	70,224
Total lease commitment	$145,996

Allscripts Agreement

In 2015, we signed an amendment to our Allscripts agreement whereby we became its exclusive eCoupon supplier and Allscripts agreed to integrate our eCoupon functionality into its Touchworks platform. Under the terms of this agreement, we agreed to pay $900,000 in two installments. The first installment of $250,000 was due and paid in November 2015. The second installment of $650,000 originally was due when the e-Coupon functionality was launched on a widespread basis in the Touchworks platform, which occurred February 28, 2017. A payment of $325,000 was made at the time and the remaining amount due was extended until October, 2018.

Hosting agreement

The Company has an agreement with a third party to host and administer its software through March 31, 2018 at a rate of $24,230 per month for a total of $72,690 for the three-month period. That agreement was terminated in December 2017 with an effective date of March 31, 2018 in conjunction with moving to a more cost-effective solution and in connection with that termination, the Company will make additional payments of $220,440